Acquisition of Piranema Spirit (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Nov. 30, 2011 Piranema Spirit [Member]
ASSETS
Cash and cash equivalents		$ 2,439
Other current assets		5,308
Vessels and equipment		292,242
Other assets - long-term		659
Total assets acquired		300,648
LIABILITIES
Current liabilities		8,458
In-process revenue contracts		127,900
Total liabilities assumed		136,358
Net assets acquired		164,290
Cash consideration		164,290
Net cash consideration	$ 161,851	$ 161,851